UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-3174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 98.5%
$250,000	OH St Higher Edl Facs (Xavier Univ) Ser 2003 Pre-refunded @ $100	5.000	05/01/13	$262,158
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,666,717
325,000	Warren OH Wtr Wks Rev Ser 1997	5.500	11/01/15	344,555
470,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	521,709
480,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	569,261
1,500,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,787,790
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	840,885
1,210,000	Cincinnati OH Tech College Ser 2002	5.250	10/01/21	1,296,696
1,050,000	Harrison OH Wst Wtr Sys Rev (Impt) Ser 2003	5.250	11/01/23	1,113,231
450,000	Columbus OH TIF Rev (Polaris) Ser 2004 A	4.750	12/01/23	465,196
865,000	Fairfield Co OH LTGO Ser 2005	5.000	12/01/23	965,963
600,000	OH St Higher Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	626,928
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B	5.000	12/01/23	1,076,060
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,008,740
400,000	Springboro OH Swr Sys Rev (Mtg) Ser 2004	5.000	06/01/24	429,544
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	565,855
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,157,920
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,087,705
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004	5.000	12/01/25	906,366
1,000,000	Univ Of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,073,740
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,567,170
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,224,811
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,095,920
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,093,210
1,500,000	OH St Higher Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,591,500
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,311,323
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,167,560
1,000,000	OH St Higher Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,120,680
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	936,730
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,334,239
875,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,203,344
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004	5.000	12/01/28	1,096,700
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,660,230
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	676,942
345,000	Univ Of Toledo OH Ser 2011 B	5.000	06/01/29	370,671
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,078,890
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,057,340
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,064,840
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	971,469
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	342,698
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,081,270
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	526,345
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,064,480
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,649,475
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	786,495
835,000	Green OH (Str Impt Tax Increment) LTGO Ser 2011	4.500	12/01/31	865,085
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,071,530
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,417,364
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,092,990
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010	4.750	12/01/32	1,129,631
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,174,320
	Total Fixed Rate Revenue and General Obligation Bonds			$55,592,271

1

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Note — 0.3%
$200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase Bank N.A.)	0.200	04/02/12	$200,000
	Total Investment Securities —98.8%
	(Cost $51,924,658)			$55,792,271
	Other Assets in Excess of Liabilities — 1.2%			668,716
	Net Assets — 100.0%			$56,460,987

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,792,271	$—	$55,792,271

See accompanying notes to portfolio of investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 23.1%
$1,200,000	Springboro OH (BANS Street Impt) Ser 2011	1.500	04/05/12	$1,200,049
1,020,000	Middletown OH CSD (BANS Sch Impt) UTGO Ser 2011	2.350	05/31/12	1,022,197
1,300,000	New Albany OH Cmnty Auth (Infra Impt Nts) Ser 2011	1.500	06/01/12	1,302,340
100,000	OH St Wtr Dev Auth Wtr Poll (State Match) Ser 2001	4.000	06/01/12	100,590
200,000	OH St Wtr Dev Auth Wtr Poll (Water Quality) Ser 2009	4.000	06/01/12	201,164
700,000	Univ Cincinnati OH Rcpts Ser 2011 C	2.000	06/01/12	701,311
2,500,000	Northmont OH CSD (BANS Sch Impt) UTGO Ser 2011	1.625	06/05/12	2,503,804
2,000,000	Lorain Co OH (BANS Var Purp Impt) UTGO Ser 2012	1.500	06/14/12	2,004,158
3,100,000	Piqua OH CSD (BANS Sch Impt) UTGO Ser 2012	1.250	06/14/12	3,104,937
1,400,000	Piqua OH CSD (BANS Street Impt) UTGO Ser 2011	1.125	06/14/12	1,401,457
250,000	OH St Major New Street Infra Ser 2010	5.000	06/15/12	252,256
2,000,000	Lake Co OH (BANS Purp) LTGO Ser 2011	1.500	06/28/12	2,002,827
960,000	Kirtland OH (BANS Purp) LTGO Ser 2011	1.000	07/19/12	961,267
2,000,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	2,003,123
1,000,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	1,000,528
1,570,000	Olmsted Falls OH (BANS Purp Impt) LTGO Ser 2011	1.250	08/09/12	1,571,914
5,400,000	Union Twp OH (BANS) LTGO Ser 2011	1.125	09/12/12	5,410,894
1,500,000	Cuyahoga OH (BANS Purp) UTGO Ser 2011	2.000	09/14/12	1,506,015
100,000	OH St Bldg Auth (Juvenile Corr) Ser 2009 A	5.000	10/01/12	102,288
100,000	OH St Cultural & Sports Capi Ser 2008 B	4.000	10/01/12	101,636
2,000,000	Newark OH (BANS Var Purp) LTGO Ser 2012	1.300	10/03/12	2,008,542
1,325,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	1,327,746
1,700,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	1,702,405
2,000,000	Springboro OH (Real Estate Acquisition Nts) Ser 2011	2.000	10/26/12	2,012,329
250,000	N.E. OH Regl Swr Dist Ser 2005	4.000	11/15/12	255,538
1,995,000	AMP OH, Inc. (BANS Elec Sys Impt Bowling Gre) Ser 2011	1.250	11/20/12	1,996,259
515,000	Princeton OH CSD Spl (TANS Perm Impt) UTGO Ser 2012	2.000	12/01/12	520,112
750,000	Morrow Co OH (BANS) LTGO Ser 2012	1.500	01/17/13	755,911
1,400,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	1,406,911
2,800,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	2,821,075
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2012	1.500	04/04/13	1,208,904
	Total Fixed Rate Revenue and General Obligation Bonds			$44,470,487

	Variable Rate Demand Notes — 77.8%
8,075,000	Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.180	04/02/12	8,075,000
6,990,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.170	04/02/12	6,990,000
5,025,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 B (SPA: Barclays Bank Plc)	0.190	04/02/12	5,025,000
1,000,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.150	04/02/12	1,000,000
1,200,000	OH St Higher Edl Fac Rev (Case Western) Ser 2003 A (SPA: Landesbank Hessen-Thuringen)	0.210	04/02/12	1,200,000
5,815,000	OH St Higher Edl Facs Rev (Case Western) Ser 2002 A (SPA: Landesbank Hessen-Thuringen)	0.210	04/02/12	5,815,000
6,160,000	OH St Wtr Dev Auth Rev (FirstEnergy Nuclear) Ser 2009 B (LOC: Wells Fargo Bank NA)	0.200	04/02/12	6,160,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.180	04/09/12	1,000,000
700,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.190	04/09/12	700,000
3,500,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.200	04/09/12	3,500,000
4,200,000	Butler Co OH Port Auth EDR (Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.240	04/09/12	4,200,000
1,900,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.230	04/09/12	1,900,000

3

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 77.8% (Continued)
$1,690,000	Carroll Co OH Hlthcare Facs Rev (St Johns Village) Ser 2000 (LOC: National City Bank)	0.230	04/09/12	$1,690,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Village) Ser 2007 B (LOC: National City Bank)	0.190	04/09/12	300,000
3,500,000	Cleveland OH Wtrwks Rev Ser 2008 Q (LOC: Bank Of America NA)	0.250	04/09/12	3,500,000
2,650,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.230	04/09/12	2,650,000
8,285,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.180	04/09/12	8,285,000
1,915,000	Columbus OH Regl Arpt Auth Cap (OASBO Expaned Asset) Ser 2005 (LOC: U.S. Bank NA)	0.190	04/09/12	1,915,000
700,000	Columbus OH Regl Arpt Auth Rev (OASBO) Ser 2004 A (LOC: U.S. Bank NA)	0.190	04/09/12	700,000
265,000	Columbus OH Regl Arpt Auth Rev (Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank NA)	0.190	04/09/12	264,999
60,000	Coshocton Co OH Facs Rev (Echoing Hills Village) Ser 1999 (LOC: Bank One Columbus NA)	0.570	04/09/12	59,999
550,000	Cuyahoga Co OH EDR (North Coast Cmmnty Homes) Ser 2002 (LOC: National City Bank)	0.280	04/09/12	550,000
6,000,000	Hamilton Co OH EDR (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.180	04/09/12	6,000,000
750,000	Hamilton Co OH EDR (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.250	04/09/12	750,000
3,235,000	Hamilton Co OH Hlthcare Facs Rev (Children's Home) Ser 2008 (LOC: U.S. Bank NA)	0.190	04/09/12	3,235,000
1,100,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.190	04/09/12	1,100,000
2,160,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.190	04/09/12	2,160,000
1,050,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.180	04/09/12	1,050,000
1,827,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: Federal Home Loan Bank)	0.270	04/09/12	1,827,000
525,000	Independence OH Econ Rev (Spectrum Investments Ltd Proj) Ser 2001 (LOC: U.S. Bank NA)	0.230	04/09/12	525,000
8,500,000	Kent State University Rev (General Rcpts) Ser 2008 B (LOC: Bank Of America NA)	0.200	04/09/12	8,500,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank Of Canada)	0.190	04/09/12	4,905,000
845,000	OH St (Common Schs) UTGO Ser 2005 A	0.170	04/09/12	845,000
300,000	OH St (Common Schs) UTGO Ser 2005 B	0.170	04/09/12	300,000
6,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.170	04/09/12	6,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank Of Nova Scotia)	0.160	04/09/12	3,000,000
1,500,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 B (LOC: Bank Of Nova Scotia)	0.160	04/09/12	1,500,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.170	04/09/12	4,600,000
550,000	OH St Higher Edl Facs Rev (Marietta College) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.190	04/09/12	550,000
2,855,000	OH St Higher Edl Facs Rev (Otterbein College) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.180	04/09/12	2,855,000
250,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2000 (LOC: U.S. Bank NA)	0.160	04/09/12	249,999
200,000	OH St Univ (The) Ser 1997	0.200	04/09/12	199,999
1,600,000	OH St Univ (The) Ser 1999 B	0.150	04/09/12	1,600,000
1,000,000	OH St Univ (The) Ser 2001	0.150	04/09/12	1,000,000
800,000	OH St Univ (The) Ser 2001	0.150	04/09/12	800,000
3,035,000	OH St Univ (The) Ser 2009 B	0.150	04/09/12	3,035,000
1,500,000	OH St Univ (The) Ser 2010 E	0.150	04/09/12	1,500,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.180	04/09/12	5,500,000

4

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 77.8% (Continued)
$2,675,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.270	04/09/12	$2,675,000
510,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.270	04/09/12	510,000
7,700,000	Puerto Rico. Cmwlth UTGO Ser 2011 (LOC: Barclays Bank Plc)	0.180	04/09/12	7,700,000
2,950,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.180	04/09/12	2,950,000
910,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: National City Bank)	0.280	04/09/12	910,000
1,020,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.230	04/09/12	1,020,000
4,700,000	Wood Co OH Hosp Facs Rev (Hosp Assn) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.210	04/09/12	4,700,000
	Total Variable Rate Demand Notes			$149,531,996

	Total Investment Securities —100.9%
	(Cost $194,002,483)			$194,002,483

	Liabilities in Excess of Other Assets — (0.9%)			(1,682,045)

	Net Assets — 100.0%			$192,320,438

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$194,002,483	$—	$194,002,483

See accompanying notes to portfolio of investments.

5

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 23.8%
$100,000	Fairfield CT UTGO Ser 2002 A Pre-refunded @ $100	5.000	04/01/12	$100,000
175,000	MO St Developement Finance Board Rev (Eastland Ctr Phase IV) Ser 2002 Pre-refunded @ $100	5.125	04/01/12	175,000
125,000	Omaha NE Convention Hotel Corp. (Convention Ctr 1st Tier) Ser 2002 A Pre-refunded @ $100	5.125	04/01/12	125,000
100,000	CT St UTGO Ser 2003 A	5.000	04/15/12	100,163
120,000	CT St UTGO Ser 2002 A Pre-refunded @ $100	5.375	04/15/12	120,217
100,000	Delta Co MI Econ Dev Corp. (Mead Westvaco Escanaba) Ser 2002 A Pre-refunded @ $100	6.250	04/15/12	100,205
100,000	Fairfax Co VA Cops Certificate Participation Ser 2000 Pre-refunded @ $102	5.750	04/15/12	102,186
280,000	University of North Texas Rev (Fing Sys) Ser 2002 Pre-refunded @ $100	5.000	04/15/12	280,462
100,000	Boston MA Boston Convention Ctr (Spl Oblig) Ser 2002 A Pre-refunded @ $100	5.000	05/01/12	100,368
100,000	Chippewa Valley MI Schs UTGO Ser 2002 Pre-refunded @ $100	5.000	05/01/12	100,365
100,000	GA St UTGO Ser 2002 B Pre-refunded @ $100	5.000	05/01/12	100,363
115,000	PA St (Second Ser) UTGO Ser 2002 Pre-refunded @ $100	5.100	05/01/12	115,426
135,000	WI St UTGO Ser 2001 F Pre-refunded @ $100	5.250	05/01/12	135,533
150,000	WI St UTGO Ser 2001 F Pre-refunded @ $100	5.500	05/01/12	150,601
150,000	IL St Hlth Facs Auth Rev (Condell Med Ctr) Ser 2002 Pre-refunded @ $100	5.500	05/15/12	150,910
150,000	FL St Brd of Edu (Cap Outlay) UTGO Ser 2007 B	5.000	06/01/12	151,119
200,000	FL St Brd of Edu (Pub Ed) UTGO Ser 2002 F	5.500	06/01/12	203,645
385,000	FL St Brd of Edu (Public Educ) UTGO Ser 2003 I	5.000	06/01/12	387,902
170,000	Pulaski Co AR Public Facs Br (Philander Smith College) Ser 2002 A	4.400	06/01/12	171,099
100,000	University of Arizona (Univ Ariz) Certificate Participation Ser 2001 B Pre-refunded @ $100	5.000	06/01/12	100,734
500,000	Northmont OH CSD (BANS (Sch Impt)) UTGO Ser 2011	1.625	06/05/12	500,761
650,000	Piqua OH CSD (BANS (Sch Impt)) UTGO Ser 2012	1.250	06/14/12	651,035
185,000	CT St UTGO Ser 2002 B Pre-refunded @ $100	5.500	06/15/12	186,880
230,000	CO St Edl & Cultural (Student Hsg Univ CO Fndtn Pj) Ser 2002 Pre-refunded @ $ 100	5.375	07/01/12	232,837
150,000	Portage Twp IN Multi-Sch Bldg (1st Mtg) Ser 2002 Pre-refunded @ $100	5.125	07/15/12	152,042
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2011	1.000	07/19/12	200,265
500,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	500,781
430,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	430,227
631,000	Olmsted Falls OH (BANS Fire Sta Impt) UTGO Ser 2011	1.250	08/09/12	631,769
600,000	Union Twp OH (BANS Var Purp) LTGO Ser 2011	1.125	09/12/12	601,259
500,000	Cuyahoga OH (BANS Var Purp) UTGO Ser 2011	2.000	09/14/12	502,005
400,000	Kent OH (BANS Var Purpose) LTGO Ser 2011	1.000	10/10/12	400,829
300,000	AMP OH, Inc. (BANS Var Purpose) Ser 2011	1.250	10/25/12	300,424
300,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	301,481
600,000	Hamilton Twp OH (BANS Var Purpose Public Infras) LTGO Ser 2012	1.750	03/13/13	603,361
700,000	Butler Technology & Career Dev (BANS (Sch Impt)) LTGO Ser 2012	1.500	03/14/13	705,269
	Total Fixed Rate Revenue and General Obligation Bonds			$9,872,523

	Commercial Paper — 1.2%
500,000	York Co SC	0.450	06/01/12	500,000

	Variable Rate Demand Notes — 76.0%
1,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase & Co)	0.200	04/02/12	1,000,000
500,000	CO St Edl & Cultural (Natl Jewish Federation A13) Ser 2008 (LOC: Bank Of America NA)	0.260	04/02/12	500,000
900,000	CO St Edl & Cultural (Natl Jewish Fedn Bd A 12) Ser 2008 (LOC: Bank Of America NA)	0.250	04/02/12	900,000

6

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 76.0% (Continued)
$1,100,000	MS St Business Fin Corp (Chevron USA Inc.) Ser 2007 A	0.170	04/02/12	$1,100,000
1,200,000	New York NY (Adj Subser) UTGO Ser 1993 E2 (LOC: JP Morgan Chase Bank NA)	0.200	04/02/12	1,200,000
1,000,000	OH St Higher Edl Fac Rev (Case Western Rsrv) Ser 2002 A (SPA: Landesbank Hessen-Thrgn)	0.210	04/02/12	1,000,000
1,100,000	OH St Wtr Dev Auth (Ref FirstEnergy Gen Corp.) Ser 2006 A (LOC: UBS AG)	0.180	04/02/12	1,100,000
200,000	OH St Wtr Dev Auth (Ref Firstenergy Nuclear) Ser 2006 B (LOC: Wells Fargo Bank NA)	0.200	04/02/12	200,000
500,000	VT St Edl & Hlth Bldgs Fin Agy Rev (Brattleboro Mem Hosp) Ser 2008 A (LOC: TD Banknorth NA)	0.200	04/02/12	500,000
1,035,000	VT St Edl & Hlth Bldgs Fin Agy Rev (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.200	04/02/12	1,035,000
500,000	Abag CA Fin Auth For Nonprofit Corp (Hsg Arbors Apts) Ser 2002 A (LIQ: FNMA)	0.180	04/09/12	500,000
700,000	Alachua Co FL HFA Rev (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.210	04/09/12	700,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.190	04/09/12	1,000,000
400,000	Hailey ID IDC Rev (Rocky Mountain Hardware) Ser 2006 (LOC: Wells Fargo Bank NA)	0.400	04/09/12	400,000
700,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.230	04/09/12	700,000
1,070,000	Hendersonville TN IDB Rev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.210	04/09/12	1,070,000
1,075,000	IA St Fin Auth Small Business Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.290	04/09/12	1,075,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.190	04/09/12	1,000,000
700,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) Ser 2004 B (LOC: FHLB)	0.190	04/09/12	700,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.180	04/09/12	1,200,000
260,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.500	04/09/12	260,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank Of Nova Scotia)	0.160	04/09/12	750,000
1,740,000	Lexington-Fayette Co KY Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank Inc)	0.340	04/09/12	1,740,000
600,000	Lexington-Fayette Co KY Govt IBR (Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.440	04/09/12	600,000
360,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.280	04/09/12	360,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.160	04/09/12	925,000
480,000	Montgomery Co OH Indl Dev Rev (Adj Citywide Dev Corp) Ser 1996 (LOC: JP Morgan Chase Bank NA)	0.600	04/09/12	480,000
608,000	Orange Co FL IDA Rev (Adj Trinity Prep Sch Inc) Ser 2005 (LOC: Wells Fargo Bank NA)	0.300	04/09/12	608,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.190	04/09/12	1,050,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank Of NY Mellon)	0.160	04/09/12	1,200,000
1,445,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.330	04/09/12	1,445,000
935,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.360	04/09/12	935,000
1,590,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.290	04/09/12	1,590,000
305,000	Volusia Co FL HFA Rev (Anatole Apts) Ser 2002 (LIQ: FNMA)	0.190	04/09/12	305,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.240	04/09/12	1,000,000
490,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.190	04/09/12	490,000
500,000	Chatom AL IDB Gulf Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.950	05/15/12	500,000
350,000	Monroe Co NY IDA Rev (Natl Dev Council) Ser 2011 (LOC: HSBC Bank USA NA)	3.500	06/15/12	350,000
	Total Variable Rate Demand Notes			$31,468,000

7

Touchstone Tax-Free Money Market Fund (Continued)

Value

Total Investment Securities —101.0%
(Cost $41,840,523)	$$41,840,523

Liabilities in Excess of Other Assets — (1.0%)	(400,108)

Net Assets — 100.0%	$41,440,415

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,840,523	$—	$41,840,523

See accompanying notes to portfolio of investments.

8

Notes to Portfolios of Investments – March 31, 2012

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at March 31, 2012.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investment are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CSD – City School District

EDR – Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC - Household Finance Corporation

IBR - Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDC - Industrial Development Corporation

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

SPA – Stand-by Purchase Agreement

TANS - Tax Anticipation Notes

TIF - Tax Increment Financing

UTGO – Unlimited Tax General Obligation

9

Notes to Portfolio of Investments

March 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of March 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and security type.The Funds did not hold any Level 3 categorized securities during the period ended or as of March 31, 2012.

During the period ended March 31, 2012, there were no significant transfers between Levels 1, 2 and 3.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Delayed delivery transactions— The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value (NAV). The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

10

Notes to Portfolio of Investments (Continued)

Federal Tax Information— As of March 31, 2012 , the Funds had the following federal tax cost resulting in net unrealized apprecation/(deprecation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax Free Bond Fund	$51,924,658	$3,895,526	$(27,913)	$3,867,613
Ohio Tax Free Money Market Fund	194,002,483	—	—	—
Tax Free Money Market Fund	41,840,523	—	—	—

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/29/12

* Print the name and title of each signing officer under his or her signature.